Business Combination, Significant Transaction and Sale of Business (Details 16) - Aviv Management Engineering Systems Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 27, 2016
Disclosure of detailed information about business combination [line items]
Net assets		$ (1,338)
Non-controlling interests	$ 2,034	(1,486)
Intangible assets		2,051
Deferred tax liabilities		(472)
Goodwill		6,681
Total assets acquired		$ 5,436